Covered Assets and Indemnification Asset (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Internal risk grades of covered loans in the portfolio
Total	$ 3,714,837	$ 3,514,646	$ 3,152,396
Covered loans
Internal risk grades of covered loans in the portfolio
Total	845,013	1,006,369
Covered loans | PCI loans
Internal risk grades of covered loans in the portfolio
Total	595,218	729,156
Covered loans | Pass
Internal risk grades of covered loans in the portfolio
Total	218,759	265,867
Covered loans | Special Mention
Internal risk grades of covered loans in the portfolio
Total	1,681	3,310
Covered loans | Substandard
Internal risk grades of covered loans in the portfolio
Total	29,355	8,036
Covered loans | Secured
Internal risk grades of covered loans in the portfolio
Total	40,221	53,433
Covered loans | Secured | PCI loans
Internal risk grades of covered loans in the portfolio
Total	17,787	28,520
Covered loans | Secured | Pass
Internal risk grades of covered loans in the portfolio
Total	15,233	24,152
Covered loans | Secured | Substandard
Internal risk grades of covered loans in the portfolio
Total	7,201	761
Covered loans | Unsecured
Internal risk grades of covered loans in the portfolio
Total	9,795	13,510
Covered loans | Unsecured | PCI loans
Internal risk grades of covered loans in the portfolio
Total	8,337	9,890
Covered loans | Unsecured | Pass
Internal risk grades of covered loans in the portfolio
Total	156	3,040
Covered loans | Unsecured | Substandard
Internal risk grades of covered loans in the portfolio
Total	1,302	580
Covered loans | Secured by commercial properties
Internal risk grades of covered loans in the portfolio
Total	373,006	430,125
Covered loans | Secured by commercial properties | PCI loans
Internal risk grades of covered loans in the portfolio
Total	315,197	365,306
Covered loans | Secured by commercial properties | Pass
Internal risk grades of covered loans in the portfolio
Total	47,299	59,343
Covered loans | Secured by commercial properties | Special Mention
Internal risk grades of covered loans in the portfolio
Total	1,681	3,310
Covered loans | Secured by commercial properties | Substandard
Internal risk grades of covered loans in the portfolio
Total	8,829	2,166
Covered loans | Secured by residential properties
Internal risk grades of covered loans in the portfolio
Total	325,219	357,857
Covered loans | Secured by residential properties | PCI loans
Internal risk grades of covered loans in the portfolio
Total	174,158	199,372
Covered loans | Secured by residential properties | Pass
Internal risk grades of covered loans in the portfolio
Total	143,451	155,439
Covered loans | Secured by residential properties | Substandard
Internal risk grades of covered loans in the portfolio
Total	7,610	3,046
Covered loans | Residential construction loans
Internal risk grades of covered loans in the portfolio
Total	4,168	12,168
Covered loans | Residential construction loans | PCI loans
Internal risk grades of covered loans in the portfolio
Total	1,170	4,705
Covered loans | Residential construction loans | Pass
Internal risk grades of covered loans in the portfolio
Total	1,093	6,087
Covered loans | Residential construction loans | Substandard
Internal risk grades of covered loans in the portfolio
Total	1,905	1,376
Covered loans | Commercial construction loans and land development
Internal risk grades of covered loans in the portfolio
Total	92,604	139,276
Covered loans | Commercial construction loans and land development | PCI loans
Internal risk grades of covered loans in the portfolio
Total	78,569	121,363
Covered loans | Commercial construction loans and land development | Pass
Internal risk grades of covered loans in the portfolio
Total	11,527	17,806
Covered loans | Commercial construction loans and land development | Substandard
Internal risk grades of covered loans in the portfolio
Total	$ 2,508	$ 107